ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details 1) - Boston Solar Acquisition [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue, net	$ 5,333,803	$ 4,501,773
Net loss	$ (3,348,902)	$ (667,789)